Bank indebtedness (Tables)	12 Months Ended
Mar. 27, 2021
Debt Disclosure [Abstract]
Summary of Company's Senior Credit Facility
The information concerning the Company’s bank indebtedness is as follows:

	Fiscal Year Ended
	March 27, 2021	March 28, 2020
	(In thousands)
Maximum borrowing outstanding during the year	$64,121	$64,702
Average outstanding balance during the year	$56,807	$56,001
Weighted average interest rate for the year	2.9%	4.2%
Effective interest rate at year-end	2.6%	3.8%